Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of Accounts Receivable

	2023	2022
Credit cards	$86,673	$75,274
Clearing house	27,873	32,278
Airlines	3,904	2,180
Cargo and courier	9,204	9,023
Agencies	2,628	4,090
Government	8,799	6,446
Account receivables from related parties	2,527	2,168
Other	20,936	13,814
	162,544	145,273
Allowance for expected credit losses	(3,297)	(7,690)
	$159,247	$137,583

Summary of Movements in the Allowance for Impairment in Respect of Account Receivables
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2023	2022	2021
Balance at beginning of years	$(7,690)	$(7,565)	$(6,483)
Additions /(Reversal)	(496)	(765)	(1,421)
Write-off	4,889	640	339
Balance at end of year	$(3,297)	$(7,690)	$(7,565)